PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net of accumulated depreciation

Property and equipment, net of accumulated depreciation, as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
Servers and network equipment	25,705	34,165	593.1
Infrastructure systems	6,470	7,621	132.3
Land and buildings	3,785	5,835	101.3
Office furniture and equipment	1,891	2,090	36.3
Leasehold improvements	941	976	16.9
Other equipment	56	82	1.5
Assets not yet in use	2,703	694	12.1
Total	41,551	51,463	893.5
Less: accumulated depreciation	(22,734)	(30,292)	(525.9)
Total property and equipment, net	18,817	21,171	367.6